Shareholders’ Equity and Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity And Convertible Preferred Shares [Abstract]
Schedule of Convertible Preferred Shares	As of December 31, 2017, Convertible Preferred Shares consisted of the following:
	December 31, 2017 (in thousands, except share amounts)
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference(a)	Ordinary shares Issuable Upon Conversion
Series A convertible preferred shares	16,806,298	16,806,298	$26,994	$28,337	16,806,298
Series B convertible preferred shares	16,964,876	16,471,380	107,075	111,617	16,471,380
	33,771,174	33,277,678	$134,069	$139,954	33,277,678

(a)	Amounts were translated into United States dollars using the spot rate as of December 31, 2017.